Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 5,122	$ 9,106
Cost of revenue
Hardware	362	545
Amortization of intangibles	1,890	1,908
Total cost of revenue	2,252	2,453
Gross margin	2,870	6,653
Expenses:
General and administrative	4,933	6,706
Depreciation	146	166
Total Expenses	5,079	6,872
Loss from operations	(2,209)	(219)
Other income and expense:
Interest expense	(16)	(25)
Interest expense - related parties, net	36	(297)
Foreign exchange	8	(158)
Interest income	2	1
Total other income and expense	30	(479)
Loss from continuing operations before income taxes	(2,179)	(698)
Income taxes (recovery)	(210)
Net loss for the year	(1,969)	(698)
Loss attributable to non-controlling interest	(105)	(104)
Net loss for the year atrributable to One Horizon Group, Inc.	(1,864)	(594)
Less: Preferred dividends	(44)
Net loss attributable to One Horizon Group, Inc. Common stockholders	$ (1,908)	$ (594)
Earnings per share
Basic net loss per share	$ (0.06)	$ (0.02)
Diluted net loss per share	$ (0.06)	$ (0.02)
Weighted average number of shares outstanding
Basic and diluted	32,981	31,661